ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Trading assets	$ 20,163,214	$ 15,451,121
Investment securities	39,162,618	34,425,693
Hedging derivative assets	54,019	48,662
Investments in associates and joint ventures	1,430,596	1,290,683
Loans, net	190,129,486	176,168,055
Other assets	76,919,450	73,797,382
Total Assets	327,859,383	301,181,596
Liabilities
Customer Deposits	200,872,177	181,987,396
Financial obligations	72,823,775	65,541,339
Other liabilities	21,000,513	22,132,445
Total liabilities	294,696,465	269,661,180
Cash and equivalents	16,998,859	18,597,861	$ 17,032,857	$ 36,642,829
Intangible assets	19,296,486	18,141,916
Other accounts receivable, net	27,958,402	25,617,225
Tangible assets	7,243,441	6,995,890	7,235,441
Income tax assets	4,778,103	3,877,749
Non-current assets held for sale	105,214	101,184
Other assets	538,945	465,557
Trading liabilities	1,011,934	2,154,361
Hedging derivative liabilities	21,658	217,566
Income tax liabilities	5,863,966	5,814,987
Employee benefits	1,003,303	907,808
Provisions	1,102,671	1,083,283	$ 1,227,171	$ 1,150,261
Other liabilities	11,996,981	11,954,440
Operating segments [member] | Banking Services
Assets
Trading assets	13,464,193	8,987,130
Investment securities	32,325,486	28,140,335
Hedging derivative assets	52,717	47,975
Investments in associates and joint ventures	12,423,684	11,825,193
Loans, net	188,651,543	174,849,356
Other assets	30,110,131	30,346,277
Total Assets	277,027,754	254,196,266
Liabilities
Customer Deposits	196,217,644	177,750,657
Financial obligations	47,135,767	41,562,702
Other liabilities	7,124,590	9,258,820
Total liabilities	250,478,001	228,572,179
Operating segments [member] | Merchant Banking
Assets
Trading assets	4,182,536	4,339,052
Investment securities	4,721,184	4,323,998
Hedging derivative assets	1,302	687
Investments in associates and joint ventures	1,113,455	997,597
Loans, net	2,924,523	2,660,449
Other assets	48,142,783	44,959,411
Total Assets	61,085,783	57,281,194
Liabilities
Customer Deposits	8,581,604	8,169,647
Financial obligations	22,912,869	21,455,386
Other liabilities	13,157,642	12,134,042
Total liabilities	44,652,115	41,759,075
Operating segments [member] | Pension and Severance Fund Management
Assets
Trading assets	2,595,230	2,197,618
Investment securities	359,677	470,474
Other assets	958,301	903,887
Total Assets	3,913,208	3,571,979
Liabilities
Customer Deposits	1,343	1,287
Financial obligations	35,037	97,565
Other liabilities	636,416	601,505
Total liabilities	672,796	700,357
Operating segments [member] | Holding
Assets
Trading assets	452	256
Investment securities	2,890,407	2,359,521
Investments in associates and joint ventures	19,365,473	19,060,746
Loans, net	1,196,398	1,239,785
Other assets	282,024	411,537
Total Assets	23,734,754	23,071,845
Liabilities
Financial obligations	6,021,671	5,512,298
Other liabilities	217,203	382,088
Total liabilities	6,238,874	5,894,386
Elimination of intersegment amounts [member]
Assets
Trading assets	(79,197)	(72,935)
Investment securities	(1,134,136)	(868,635)
Investments in associates and joint ventures	(31,472,016)	(30,592,853)
Loans, net	(2,642,978)	(2,581,535)
Other assets	(2,573,789)	(2,823,730)
Total Assets	(37,902,116)	(36,939,688)
Liabilities
Customer Deposits	(3,928,414)	(3,934,195)
Financial obligations	(3,281,569)	(3,086,612)
Other liabilities	(135,338)	(244,010)
Total liabilities	$ (7,345,321)	$ (7,264,817)